Investment Securities Available for Sale	12 Months Ended
Dec. 31, 2013
Investment Securities Available for Sale [Abstract]
Investment Securities Available for Sale
Note 6 – Investment Securities Available for Sale

The amortized cost and fair value of investment securities available for sale at December 31, 2013 and December 31, 2012 are summarized below (in thousands):

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Short-term bond fund	$1,170	$--	$(11)	$1,159
Limited-term bond fund	538	--	(17)	521
	$1,708	$--	$(28)	$1,680

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$500	$1	$--	$501
Corporate securities	1,747	81	(2)	1,826
Short-term bond fund	1,127	15	--	1,142
Limited-term bond fund	528	--	(3)	525
	$3,902	$97	$(5)	$3,994

U.S. Government agency securities include an investment in a Federal Home Loan Mortgage Corporation (FHLMC) step-up bond at December 31, 2012.

The following table shows the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2013 and December 31, 2012 (dollar amounts in thousands):

	December 31, 2013
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Short-term bond fund	1	$1,159	$(11)	$--	$--	$1,159	$(11)
Limited-term bond fund	1	--	--	521	(17)	521	(17)
Total	2	$1,159	$(11)	$521	$(17)	$1,680	$(28)

	December 31, 2012
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Corporate securities	1	$--	$--	$248	$(2)	$248	$(2)
Limited-term bond fund	1	--	--	525	(3)	525	(3)
Total	2	$--	$--	$773	$(5)	$773	$(5)

At December 31, 2013, there were two bond funds in an unrealized loss position that at such date had an aggregated depreciation of 1.64% from the Company’s amortized cost basis. Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates.  Management evaluated the length and time and the extent to which the fair value has been less than cost and the financial condition and near term prospects of the issuer, including any specific events which may influence the operations of the issuer.  The Company has the ability and intent to hold the security until the anticipated recovery of fair value occurs. Management does not believe any individual unrealized loss as of December 31, 2013 represents an other-than-temporary impairment.

There were no impairment charges recognized during the years ended December 31, 2013 and 2012.